Segment information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment information
Note 4 - segment information

The Company has one reportable segment:

- Import- export, marketing and distribution of food products.

Factors that management used to identify the Company's reportable segments

The Company's reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different marketing strategies.
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision maker has been identified as the management team including the Chief Executive Officer, and the co-chairman of the board of directors.

The table below shows the Company's revenues from major groups of products that contributed 10% or more to the Company's total revenues in the years 2020 to 2022:

	Year ended December 31,
	2 0 2 2	2 0 2 1		2 0 2 0		2 0 2 2
	NIS	NIS		NIS		USD
Canned Vegetables and Pickles	70,398	59,844		67,275		19,999
Dairy and Dairy Substitute Products	188,738	196,589		188,675		53,619
Canned Fish	62,270	56,064		53,547		17,690
Cereals, rice and pastas	61,350	62,712		63,514		17,429
Non-banking credit	-	276		719		-
Oils	44,241	23,025(	*)	16,216(	*)	12,568
Other	71,328	55,703(	*)	64,148(	*)	20,265
	498,325	454,213		454,094		141,570

(*) Reclassified

Revenues by customer group

	Percentage of Total Sales Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0

Large retail supermarket chains	54%	50%	53%
Other customers	46%	50%	47%
	100%	100%	100%

Revenues from main customers of the Import segment

The Company has one customer who represented more than 10% of the total sales which amounted to NIS 64,950 thousand (2021: NIS 60,701 thousand 2020: NIS 64,582 thousand).